Intangible Assets, Net (Details) - Schedule of Company’s Intangible Assets $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Cost:
Cost at beginning	$ 8,879
Cost at ending	3,557
Cost, Additions	78
Cost, Deconsolidation of FCG	5,400
Accumulated amortization and impairment:
Accumulated amortization and impairment at beginning	575
Accumulated amortization and impairment at ending	3,557
Accumulated amortization and impairment, Amortization expense	1,439
Accumulated amortization and impairment, Impairment	2,377
Accumulated amortization and impairment, Deconsolidation of FCG	834
Carrying amount:
Carrying amount at beginning	8,304
Carrying amount at ending
Customer Relationships [Member]
Cost:
Cost at beginning	1,100
Cost at ending
Cost, Additions
Cost, Deconsolidation of FCG	1,100
Accumulated amortization and impairment:
Accumulated amortization and impairment at beginning	183
Accumulated amortization and impairment at ending
Accumulated amortization and impairment, Amortization expense	83
Accumulated amortization and impairment, Impairment
Accumulated amortization and impairment, Deconsolidation of FCG	266
Carrying amount:
Carrying amount at beginning	917
Carrying amount at ending
Trademarks and Trade Names [Member]
Cost:
Cost at beginning	2,800
Cost at ending
Cost, Additions
Cost, Deconsolidation of FCG	2,800
Accumulated amortization and impairment:
Accumulated amortization and impairment at beginning	225
Accumulated amortization and impairment at ending
Accumulated amortization and impairment, Amortization expense	101
Accumulated amortization and impairment, Impairment
Accumulated amortization and impairment, Deconsolidation of FCG	326
Carrying amount:
Carrying amount at beginning	2,575
Carrying amount at ending
Developed Technology Rights [Member]
Cost:
Cost at beginning	1,500
Cost at ending
Cost, Additions
Cost, Deconsolidation of FCG	1,500
Accumulated amortization and impairment:
Accumulated amortization and impairment at beginning	167
Accumulated amortization and impairment at ending
Accumulated amortization and impairment, Amortization expense	75
Accumulated amortization and impairment, Impairment
Accumulated amortization and impairment, Deconsolidation of FCG	242
Carrying amount:
Carrying amount at beginning	1,333
Carrying amount at ending
Ride Media Content [Member]
Cost:
Cost at beginning	3,479
Cost at ending	3,557
Cost, Additions	78
Cost, Deconsolidation of FCG
Accumulated amortization and impairment:
Accumulated amortization and impairment at beginning
Accumulated amortization and impairment at ending	3,557
Accumulated amortization and impairment, Amortization expense	1,180
Accumulated amortization and impairment, Impairment	2,377
Accumulated amortization and impairment, Deconsolidation of FCG
Carrying amount:
Carrying amount at beginning	3,479
Carrying amount at ending